Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
A summary of property, plant and equipment, at cost, and related accumulated depreciation is as follows:

	December 31,
	2020	2019

Land	$93,650	$95,830
Buildings	76,010	74,104
Machinery and equipment	656,502	631,993
Construction in progress	42,447	38,806

	868,609	840,733
Less: accumulated depreciation	(276,899)	(222,817)

	$591,710	$617,916